S000050036 [Member] Annual Fund Operating Expenses - Bridge Builder Transition Fund I - Bridge Builder Transition Fund I	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.00%

[1]
Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) does not charge a management fee. In addition, the Adviser has contractually agreed, pursuant to its Investment Advisory Agreement with Bridge Builder Trust (the “Trust”), on behalf of the Fund, to directly pay the Fund’s ordinary operating expenses, except that the Fund is responsible for and has assumed the obligation to pay all acquired fund fees and expenses, portfolio transaction expenses (including but not limited to brokerage and commission expenses), interest expenses in connection with investment activities, taxes and extraordinary and non-routine expenses.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.